Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Amounts due from affiliates	$4,239	$—

Demand note due from owner

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Demand note due from owner	$—	$(143,241)

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Amounts due to owners and affiliates	$10,604	$6,019

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Loans and promissory notes due to owners and affiliates	$287	$467

Seller’s credit note

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Seller’s credit note	$47,000	$—